Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Income and Expenses

For the years ended on December 31, these items include the following:

	2016	2017	2018
Financial income:
Interest on loans to third parties	6,142	577	27,060
Fair value of accounts receivables	—	—	9,786
Interest on short-term bank deposits	7,277	5,123	3,811
Commissions and collaterals	—	12	1,448
Exchange rate gain, net	—	5,603	—
Others	4,806	2,427	8,820

	18,225	13,742	50,925

Financial expenses:
Interest expense:
- Bank loans	88,828	93,238	114,376
- Loans from third parties	264	6,784	31,296
- Commissions and collaterals	9,156	15,537	31,668
- Financial lease	5,943	4,722	2,908
- Bonds	25,352	28,804	3,361
Exchange difference loss, net	12,750	—	23,276
Derivative financial instruments	1,248	739	268
Loss by measurement of financial asset fair value (Note 13)	76,864	8,059	25,796
Other financial expenses	14,481	24,802	23,200
Less; capitalized interest	(36,831)	(31,908)	(8,167)

	198,055	150,777	247,982